Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Plan assets:
Balances at end of year	$ 836,576,000	$ 732,523,000	$ 700,473,000
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	249,911,000	228,350,000	248,333,000
Other accruals	(513,717,000)	(471,761,000)	(442,030,000)
Other long-term liabilities	(614,109,000)	(612,913,000)	(551,633,000)
Domestic Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	460,591,000	415,163,000	371,195,000
Projected benefit obligations:
Balances at beginning of year	410,029,000	390,257,000	339,275,000
Service cost	19,061,000	17,933,000	16,906,000
Interest cost	17,442,000	18,602,000	18,028,000
Actuarial losses (gains)	48,346,000	8,428,000	41,739,000
Acquisitions of businesses and other	2,496,000	1,194,000
Benefits paid	(30,547,000)	(26,385,000)	(25,691,000)
Balances at end of year	466,827,000	410,029,000	390,257,000
Plan assets:
Balances at beginning of year	614,463,000	634,725,000	577,047,000
Actual returns on plan assets	119,647,000	6,123,000	83,369,000
Benefits paid	(30,547,000)	(26,385,000)	(25,691,000)
Balances at end of year	703,563,000	614,463,000	634,725,000
Excess (deficient) plan assets over projected benefit obligations	236,736,000	204,434,000	244,468,000
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	245,588,000	218,676,000	244,468,000
Other long-term liabilities	(8,852,000)	(14,242,000)
Total	236,736,000	204,434,000	244,468,000
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(163,088,000)	(211,752,000)	(179,871,000)
Prior service costs	(6,110,000)	(5,206,000)	(5,647,000)
Total recognized in Cumulative other comprehensive loss	(169,198,000)	(216,958,000)	(185,518,000)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	3.73%	4.40%	4.97%
Rate of compensation increase	4.00%	4.00%	4.00%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.40%	4.97%	5.50%
Expected long-term rate of return on assets	7.50%	7.50%	7.50%
Rate of compensation increase	4.00%	4.00%	4.00%
Foreign Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	142,769,000	121,137,000	67,964,000
Projected benefit obligations:
Balances at beginning of year	141,465,000	85,936,000	75,175,000
Service cost	3,654,000	3,055,000	2,061,000
Interest cost	6,927,000	5,954,000	4,266,000
Actuarial losses (gains)	17,532,000	11,395,000	(6,950,000)
Acquisitions of businesses and other	(975,000)	42,131,000	14,378,000
Effect of foreign exchange	6,633,000	(3,760,000)	(1,063,000)
Benefits paid	(6,478,000)	(3,246,000)	(1,931,000)
Balances at end of year	168,758,000	141,465,000	85,936,000
Plan assets:
Balances at beginning of year	118,060,000	65,748,000	55,870,000
Actual returns on plan assets	10,201,000	987,000	5,935,000
Acquisitions of businesses and other	6,205,000	57,761,000	7,085,000
Effect of foreign exchange	5,025,000	(3,190,000)	(1,211,000)
Benefits paid	(6,478,000)	(3,246,000)	(1,931,000)
Balances at end of year	133,013,000	118,060,000	65,748,000
Excess (deficient) plan assets over projected benefit obligations	(35,745,000)	(23,405,000)	(20,188,000)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	4,323,000	9,674,000	3,865,000
Other accruals	(869,000)	(829,000)	(272,000)
Other long-term liabilities	(39,199,000)	(32,250,000)	(23,781,000)
Total	(35,745,000)	(23,405,000)	(20,188,000)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(41,567,000)	(26,994,000)	(11,930,000)
Prior service costs
Total recognized in Cumulative other comprehensive loss	$ (41,567,000)	$ (26,994,000)	$ (11,930,000)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.58%	4.94%	5.45%
Rate of compensation increase	4.08%	4.05%	4.06%
Weighted-average assumptions used to determine net pension costs:
Discount rate	4.94%	5.48%	5.57%
Expected long-term rate of return on assets	6.04%	6.12%	5.46%
Rate of compensation increase	4.04%	4.06%	3.74%